FINANCIAL INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt instruments at amortized cost:
Financial assets included in other receivables	$ 7	¥ 46	¥ 15
Total	7	46	15
Total Current	7	46	15
Total Non-current